Payments, Details - 12 months ended Dec. 31, 2025 - USD ($)	Amount	Type	Country	Govt.	Project	Resource	Segment
#: 1
	$ 0	Taxes	UNITED STATES	United States Department of the Treasury [Member]
#: 2
	6,328,266	Comm. Social Resp.	UNITED STATES	Pension Benefit Guarantee Corporation [Member]
#: 3
	2,960,755	Comm. Social Resp.	UNITED STATES	Internal Revenue Service [Member]
#: 4
	169,967	Comm. Social Resp.	SWITZERLAND	Casa Cantonale AVS [Member]			Met Segment [Member]
#: 5
	630,155	Taxes	UNITED STATES	United States Department of the Treasury [Member]	C/U/O/US-VA [Member]	Coal [Member]	Met Segment [Member]
#: 6
	348,812	Comm. Social Resp.	UNITED STATES	Office of Surface Mining Reclamation and Enforcement [Member]	C/U/O/US-VA [Member]	Coal [Member]	Met Segment [Member]
#: 7
	5,867,409	Comm. Social Resp.	UNITED STATES	Internal Revenue Service [Member]	C/U/O/US-VA [Member]	Coal [Member]	Met Segment [Member]
#: 8
	3,112,181	Taxes	UNITED STATES	United States Department of the Treasury [Member]	C/U/O/US-WV [Member]	Coal [Member]	Met Segment [Member]
#: 9
	1,514,419	Comm. Social Resp.	UNITED STATES	Office of Surface Mining Reclamation and Enforcement [Member]	C/U/O/US-WV [Member]	Coal [Member]	Met Segment [Member]
#: 10
	$ 23,062,517	Comm. Social Resp.	UNITED STATES	Internal Revenue Service [Member]	C/U/O/US-WV [Member]	Coal [Member]